SUBSEQUENT EVENTS (Details Narrative) $ in Millions, in Millions	Feb. 06, 2018 CLF ( )	Feb. 01, 2018 CLF ( )	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Disclosure of financial liabilities [line items]
Notion amount | $			$ 177,224,139	$ 177,941,295
Non-adjusting Events After Reporting Period [Member] | Bonds [Member] | Unidad de Fomento (funds code) [Member] | T15 [Member]
Disclosure of financial liabilities [line items]
Notion amount		5,000,000
Non-adjusting Events After Reporting Period [Member] | Bonds [Member] | Unidad de Fomento (funds code) [Member] | T11 [Member]
Disclosure of financial liabilities [line items]
Notion amount	5,000,000